Rental expense and commitments	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
Commitments Disclosure [Text Block]

Note 35 – Rental expense and commitments

At December 31, 2012, the Corporation was obligated under a number of non-cancelable leases for land, buildings, and equipment which require rentals as follows:

Year	Minimum payments[1]
(In thousands)
2013	$34,853
2014	33,013
2015	32,065
2016	28,793
2017	23,445
Later years	162,462
$314,631

[1] Minimum payments have not been reduced by minimum non-cancelable sublease rentals due in the future of $0.5 million at December 31, 2012.

Total rental expense for all operating leases, except those with terms of a month or less that were not renewed, for the year ended December 31, 2012 was $ 44.3 million (2011 - $ 49.9 million; 2010 - $ 60.7 million), which is included in net occupancy, equipment and communication expenses, according to their nature.